Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	LDR
Entity Registrant Name	LDR HOLDING CORP
Entity Central Index Key	0001348324
Entity Filer Category	Non-accelerated Filer